Alger Growth & Income Portfolio Investment Risks - Class I2 [Member] - Alger Growth & Income Portfolio	Dec. 31, 2025
Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, geopolitical conflicts, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, trade disputes and changes in trade regulations, civil unrest, recessions, or other events could have a significant impact on the Portfolio and its investments.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.
Growth Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Income-Producing Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income-Producing Securities Risk – Companies may cut or fail to declare dividends due to market downturns or other reasons. Income producing securities may become generally less favored by market participants, potentially leading such securities to underperform the broader stock market.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Information Technology Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Portfolio may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
Communication Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Communication Services Sector Risk – Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Financials Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of financial services companies, which means the Portfolio may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Cash Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Position Risk – At times, the Portfolio may hold up to 35% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreements Risk – Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Portfolio’s share price may go down, which means you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.